Business acquisitions and equity investment transactions	12 Months Ended
Dec. 31, 2019
Business acquisitions and equity investment transactions
Business acquisitions and equity investment transactions
4.	Business acquisitions

For the years ended December 31, 2017, 2018 and 2019, cash paid for acquisitions of subsidiaries net of the cash obtained from these acquired subsidiaries were RMB3.1 million, RMB9.8 million and RMB38.4 million, respectively.